Current and Non-Current Liabilities (Details) - Sechedule of value added tax - TINGO, INC. [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Sechedule of value added tax [Line Items]
Due within one year		$ 38,190,992		$ 20,493,802,000
Over one year
One to two years	$ 37,809,831	38,190,992	$ 38,072,052
Over two years	6,468,302	15,411,833	25,549,187
Total Value added tax		91,793,818		20,493,802,000
Value added tax – current portion		38,190,992		20,493,802,000
Value added tax – non-current portion	$ 44,278,133	53,602,826	$ 63,621,239
Total Value added tax		$ 91,793,818		$ 20,493,802,000